Summary of significant accounting policies - Consolidated Balance Sheets VIE (Details) - USD ($)	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020
Variable Interest Entity [Line Items]
Current assets excluding intercompany receivables	$ 162,558,901	$ 155,305,536
Current assets	162,558,901	155,305,536
Non-current assets excluding investment in subsidiaries	12,239,354	10,381,365
Non-current assets	12,239,354	10,381,365
Total assets	174,798,255	165,686,901
Current liabilities excluding intercompany payables	3,275,738	4,146,426
Current liabilities	3,275,738	4,146,426
Non-current liabilities	873,979	748,057
Total liabilities	4,149,717	4,894,483
Total shareholders' equity (net assets)	170,648,538	160,792,418	$ 39,218,841	$ 29,155,157
Other
Variable Interest Entity [Line Items]
Intercompany receivables	106,843,773	10,263,832
Current assets excluding intercompany receivables	77,959,520	141,332,281
Current assets	184,803,293	151,596,113
Non-current assets excluding investment in subsidiaries	3,930,124	10,126,547
Non-current assets	3,930,124	10,126,547
Total assets	188,733,417	161,722,660
Intercompany payables	162,478,017	151,314,338
Current liabilities excluding intercompany payables	480,302	1,682,220
Current liabilities	162,958,319	152,996,558
Non-current liabilities	629,481	691,808
Total liabilities	163,587,800	153,688,366
Total shareholders' equity (net assets)	25,145,617	8,034,294
WFOE (VIE)
Variable Interest Entity [Line Items]
Intercompany receivables	11,982,107	16,147,194
Current assets excluding intercompany receivables	15,190,119	6,658,940
Current assets	27,172,226	22,806,134
Investment in subsidiaries	21,431,357	9,016,979
Non-current assets	21,431,357	9,016,979
Total assets	48,603,583	31,823,113
Intercompany payables	20,794,381	4,809,089
Current liabilities excluding intercompany payables	364,289	1,415
Current liabilities	21,158,670	4,810,504
Total liabilities	21,158,670	4,810,504
Total shareholders' equity (net assets)	27,444,913	27,012,609
VIE and its subsidiaries
Variable Interest Entity [Line Items]
Intercompany receivables	10,291,830	582,137
Current assets excluding intercompany receivables	68,959,351	6,666,318
Current assets	79,251,181	7,248,455
Non-current assets excluding investment in subsidiaries	8,309,230	254,818
Non-current assets	8,309,230	254,818
Total assets	87,560,411	7,503,273
Intercompany payables	84,379,932	3,785,283
Current liabilities excluding intercompany payables	2,431,147	2,408,191
Current liabilities	86,811,079	6,193,474
Non-current liabilities	244,498	56,249
Total liabilities	87,055,577	6,249,723
Total shareholders' equity (net assets)	504,834	1,253,550
FAMI
Variable Interest Entity [Line Items]
Intercompany receivables	140,204,080	134,585,007
Current assets excluding intercompany receivables	449,911	647,997
Current assets	140,653,991	135,233,004
Total assets	140,653,991	135,233,004
Intercompany payables	1,669,460	1,669,460
Current liabilities excluding intercompany payables		54,600
Current liabilities	1,669,460	1,724,060
Total liabilities	1,669,460	1,724,060
Total shareholders' equity (net assets)	$ 138,984,531	$ 133,508,944